Tax Effects of Temporary Differences Related to Deferred Taxes Shown on Consolidated Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 1,214,733	$ 1,197,475
Deferred compensation	1,492,971	1,327,230
State net operating loss carryforward	196,811	196,811
Other	4,555
Deferred Tax Assets, Gross, Total	2,909,070	2,721,516
Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,492,185)	(1,376,737)
Depreciation	(452,711)	(400,541)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,834)	(65,907)
Mortgage servicing rights	(267,568)	(285,178)
Other		(27,819)
Deferred Tax Liabilities, Gross, Noncurrent	(2,444,522)	(2,308,406)
Net deferred tax asset	$ 464,548	$ 413,110